Share-Based Payments - Allotted Warrants (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | EquityInstruments	1,279,086	2,575,586
Exercise price		$ 58
Warrants of Warrant Program 2017/2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | EquityInstruments	0	1,296,500
Exercise price	$ 42.36
Price per Warrant in SEK	0.28
Value per Share in SEK	$ 21.18
Risk-Free Rate	(0.42)
Volatility	27.00
Warrants of Warrant Program 2018/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | EquityInstruments	856,586	856,586
Exercise price	$ 74.30
Price per Warrant in SEK	3.29
Value per Share in SEK	$ 46.50
Risk-Free Rate	(0.28)
Volatility	33.00
Warrants of Warrant Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding | EquityInstruments	422,500	422,500
Exercise price	$ 74.50
Price per Warrant in SEK	669.00
Value per Share in SEK	$ 5,439.00
Risk-Free Rate	(55.00)
Volatility	36.00